CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	December 31,	June 30,	June 30,
	2020	2021	2021
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Cash and cash equivalents
- Cash on hand	64	64	10
- Cash at bank	2,386	32,474	5,029

Cash and cash equivalents	2,450	32,538	5,039